FINANCING FROM THE ARGENTINE CENTRAL BANK AND OTHER FINANCIAL INSTITUTIONS (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Loans from the Argentina Central Bank and Other Financial Institutions
The item composition at period/fiscal year closing is detailed below.

Item	03.31.25	12.31.24
Argentine Central Bank Financing	665,195	381,486
Correspondent's Office	30,602,927	8,970,139
Local Financial Institutions Financing	460,535,845	449,248,654
Foreign Financial Institutions Financing	24,292,059	19,546,589
International Institutions Financing	1,552,463	1,489,946
Total	517,648,489	479,636,814